Consolidated Statements of Comprehensive Income - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income (loss) before attribution of noncontrolling interests	¥ (44,216)	¥ 1,163,394	¥ 318,715
Other comprehensive income (loss), net of tax (Note 20):
Net unrealized gains (losses) on investment securities	(261,493)	(70,776)	23,619
Net debt valuation adjustments	23,324	(83,364)	54,172
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(12,774)	32,175	10,642
Defined benefit plans (Note 13)	50,949	319,056	(131,523)
Foreign currency translation adjustments	752,479	(115,251)	(81,065)
Total	552,485	81,840	(124,155)
Comprehensive income	508,269	1,245,234	194,560
Net income attributable to noncontrolling interests	39,104	46,096	12,760
Other comprehensive income (loss) attributable to noncontrolling interests	35,971	(49,062)	11,993
Comprehensive income attributable to Mitsubishi UFJ Financial Group	¥ 433,194	¥ 1,248,200	¥ 169,807